NYSE
AN ICE EXCHANGE

<u>Via Electronic Mail</u>

August 12, 2025

US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 7010
Washington, DC 20549

Re: 19b-4(e) – Transmittal (NYSE Arca, Inc.)

To Whom It May Concern:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find the electronically signed Form 19b-4(e) with respect to the securities listed below.

AAM Todd International Intrinsic Value ETF (TIIV)
YieldMax RBLX Option Income Strategy ETF (RBLY)
The Materials Select Sector SPDR Premium Income Fund (XLBI)
The Communication Services Select Sector SPDR Premium Income Fund (XLCI)
The Energy Select Sector SPDR Premium Income Fund (XLEI)
The Financial Select Sector SPDR Premium Income Fund (XLFI)
The Industrial Select Sector SPDR Premium Income Fund (XLII)
The Technology Select Sector SPDR Premium Income Fund (XLKI)
The Real Estate Select Sector SPDR Premium Income Fund (XLRI)
The Consumer Staples Select Sector SPDR Premium Income Fund (XLSI)
The Utilities Select Sector SPDR Premium Income Fund (XLUI)
The Health Care Select Sector SPDR Premium Income Fund (XLVI)
The Consumer Discretionary Select Sector SPDR Premium Income Fund (XLYI)
First Trust Bloomberg Nuclear Power ETF (RCTR)
Eaton Vance Mortgage Opportunities ETF (EVMO)
Virtus AlphaSimplex Global Macro ETF (ASGM)
John Hancock Disciplined Value Select ETF (JDVL)
ProShares Ultra CRCL (CRCA)
iShares International Equity Factor Rotation Active ETF (IDYN)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Martha Redding

Martha Redding
Associate General Counsel and Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
Tel: +1 212.656.2938
ice.com

091-32215 - LD

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

25004065

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Exchange-Traded Fund Shares

4. Name of Underlying Instrument:

Fixed Income Securities

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

n/a

6. Ticker Symbol(s) of New Derivative Securities Product:

EVMO

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

n/a

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+1/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Corporate Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

Martha Redding

August 12, 2025

SEC 2449 (1/99)